Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the changes in each component of accumulated other comprehensive income (loss):

	Foreign Currency Translation Adjustments	Cash Flow Hedges	Defined Benefit Pension Plans	Accumulated Other Comprehensive Income (Loss)
Balance January 1, 2014	$158.3	$(23.5)	$(40.3)	$94.5
Other comprehensive income	(71.7)	.8	(49.5)	(120.4)
Reclassifications, pretax (1)	—	4.4	3.1	7.5
Income tax effect	—	(1.8)	17.4	15.6
Attributable to noncontrolling interest	.2	—	—	.2
Balance December 31, 2014	86.8	(20.1)	(69.3)	(2.6)
Other comprehensive income	(88.5)	(13.1)	.1	(101.5)
Reclassifications, pretax (2)	(3.6)	3.5	17.3	17.2
Income tax effect	—	1.5	(6.2)	(4.7)
Attributable to noncontrolling interest	.5	—	—	.5
Balance December 31, 2015	(4.8)	(28.2)	(58.1)	(91.1)
Other comprehensive income	(33.2)	(.9)	(3.0)	(37.1)
Reclassifications, pretax (3)	(1.7)	15.3	4.5	18.1
Income tax effect	—	(4.0)	(.6)	(4.6)
Attributable to noncontrolling interest	1.1	—	—	1.1
Balance December 31, 2016	$(38.6)	$(17.8)	$(57.2)	$(113.6)

(1) 2014 pretax reclassifications are comprised of:
Net sales	$—	$.4	$—	$.4
Cost of goods sold; selling and administrative expenses	—	—	3.1	3.1
Interest expense	—	4.0	—	4.0
Other income (expense), net	—	—	—	—
Total 2014 reclassifications, pretax	$—	$4.4	$3.1	$7.5

(2) 2015 pretax reclassifications are comprised of:
Net sales	$—	$(.6)	$—	$(.6)
Cost of goods sold; selling and administrative expenses	—	—	17.3	17.3
Interest expense	—	4.1	—	4.1
Other income (expense), net	(3.6)	—	—	(3.6)
Total 2015 reclassifications, pretax	$(3.6)	$3.5	$17.3	$17.2

(3) 2016 pretax reclassifications are comprised of:
Net sales	$—	$10.6	$—	$10.6
Cost of goods sold; selling and administrative expenses	—	.5	4.5	5.0
Interest expense	—	4.2	—	4.2
Other income (expense), net	(1.7)	—	—	(1.7)
Total 2016 reclassifications, pretax	$(1.7)	$15.3	$4.5	$18.1